Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 3,300	€ 3,100
Currency translation of right-of-use assets	600	400
Cash payments for leases	4,000	4,200	€ 4,800
Payments for leases	2,959	2,012	3,849
Payments of right of use assets classified as financing activities	27,800	€ 29,300
Expense relating to short term leases for which recognition exemption has been used			€ 1,548
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to short term leases for which recognition exemption has been used	5
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	15,600
Later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 2,800